Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of changes in the carrying amount of goodwill

	Utility products and related services	Mobile entertainment	AI and others	Total
	RMB	RMB	RMB	RMB
Balance at January 1, 2018	518,585	102,644	12,928	634,157
Deconsolidation of a subsidiary	(38,579)	—	(2,566)	(41,145)
Foreign exchange effect	20,724	4,101	—	24,825
Balance at December 31, 2018	500,730	106,745	10,362	617,837
Goodwill acquired in business combination	—	—	10,907	10,907
Deconsolidation of a subsidiary	—	(92,025)	—	(92,025)
Impairment loss	(508,198)	(16,198)	(21,269)	(545,665)
Foreign exchange effect	7,468	1,478	—	8,946
Balance at December 31, 2019	—	—	—	—
Balance as of December 31, 2019 in US$	—	—	—	—